Cover	12 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Autozi Internet Technology (Global) Ltd.
Entity Central Index Key	0001959726
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building B09
Entity Address, Address Line Two	Intelligence Park No. 26 Yongtaizhuang North Road
Entity Address, Address Line Three	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
City Area Code	86
Local Phone Number	13810709967
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	31 Hudson Yards
Entity Address, Address Line Two	Office 51
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	1 (929)
Local Phone Number	399-8888
Contact Personnel Name	PX SPAC Capital Inc.